DEBT - Senior Notes - Tabular Disclosure (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Debt
Carrying Value	$ 490,422		$ 606,633
Senior notes
Debt
Carrying Value	$ 490,422
Senior notes | 3.79% senior notes maturing September 2022
Debt
Coupon Rate (as a percent)	3.79%	3.79%
Original Principal		$ 200,000
Remaining Principal		$ 105,000
Carrying Value	$ 133,613
Senior notes | 4.40% senior notes maturing May 15, 2022
Debt
Coupon Rate (as a percent)	4.40%	4.40%
Original Principal		$ 20,000
Remaining Principal		$ 20,000
Carrying Value	$ 25,450
Senior notes | 4.40% senior notes maturing May 15, 2020
Debt
Coupon Rate (as a percent)	4.40%	4.40%
Original Principal		$ 355,000
Remaining Principal		$ 238,400
Carrying Value	$ 303,364
Senior notes | 7.97% senior notes maturing June 18, 2021
Debt
Coupon Rate (as a percent)	7.97%	7.97%
Original Principal		$ 225,000
Remaining Principal		$ 22,000
Carrying Value	$ 27,995